U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Variable Annuity Account III
     600 Dresher Road
     Horsham, PA 19044


2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.   Investment Company Act File Number:    811-03457

     Securities Act File Number:            333-88824

4.   (a)  Last day of fiscal year for which this Form is filed:
          December 31, 2005

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)  Aggregate sales price of securities sold during
          the fiscal year pursuant to Section 24(f):          $450,415,021

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:                 $267,801,754

     (iii) Aggregate price of securities redeemed or
           repurchased during any prior fiscal year ending
           no earlier than October 31, 1995, that were
           not previously used to reduce registration fees
           payable to the Commission:                         $0

     (iv) Total available redemption credits [add Items
          5(ii) and 5(iii)]:                                  $267,801,754

     (v)  Net sales - if Item 5(i) is greater than Item
          5(iv) [subtract Item 5(iv) from Item 5(i)]:         $182,613,267

     (vi) Redemption credits available for use in
          future years - if Item 5(i) is less than
          Item 5(iv):                                         $0

    (vii) Multiplier for determining registration fee
          (see instruction C.9):                              .0001070

   (viii) Registration fee due [multiply Item 5(v) by
          Item 5(vii) (enter "0" if no fee is due)]:          $19,539.62

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year
     (see instruction D):                                     $0.60

8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:             $19,540.22

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [X] Wire Transfer

     [ ] Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Jill Bukata
-------------------------
Manager, Variable Products Financial Reporting


Date: March 1, 2006




March 1, 2006

Securities and Exchange Commission
Office of Applications and Report Services
450 Fifth Street, NW
Judiciary Plaza 1
Washington, DC 20549

	Re:	Penn Mutual Variable Annuity Account III (the "Account")
		Rule 24f-2 Notice
		File #s 333-88824 and 811-03457

Sir or Madame:

	Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, enclosed for filing on behalf of the Account is a conformed copy of the Account's Form 24f-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2, for the fiscal year ended December 31, 2005.

	A fee in the amount of $19,540.22 to cover the registration fee payable pursuant to Rule 24f-2(a) for securities registered under the most recent Registration Statement of the Account (33-88824) and for securities registered under Registration Statements 2-77283, 333-62825, 333-39804, 333-88822,
333-69386 and 333-62811 of the Account, and to cover the late fee associated with the 2004 filing was wired to Mellon Bank, N.A.


					Very truly yours,

					/s/ Jill Bukata
					____________________________
					Jill Bukata
					Manager, Variable Products Financial Reporting


Cc w/enc.:  Christopher D. Menconi, Esq.